Other Income and Expenses	12 Months Ended
Dec. 31, 2023
Disclosure of other operating income (expense) [Abstract]
Other Income and Expenses
37.	Other Income and Expenses

(1)	Other income for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023
		In millions of won
Reversal of other provisions	￦	15,548	15,265	79,001
Reversal of other allowance for doubtful accounts		98	37	1,941
Gains on government grants		458	301	239
Gains on assets contributed		9,347	1,953	24,183
Gains on liabilities exempted		1,830	1,181	854
Compensation and reparations revenue		104,826	89,638	93,785
Revenue from foundation fund		1	3	60
Income related to transfer of assets from customers		661,212	711,839	743,051
Rental income		204,123	208,064	210,972
Others		36,690	67,208	121,816

	￦	1,034,133	1,095,489	1,275,902

(2)	Details of “others” included in other income for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023
		In millions of won
Refund of claim for rectification	￦	7,274	701	1,054
Adjustment of research project		7,638	—	—
Maintenance expenses on lease building		160	125	124
Training expenses		1,739	1,684	1,946
Deposit redemption		378	12	100
Reversal of expenses on litigation		991	1,920	44,197
Revenue on royalty fee		173	455	422
Reimbursement of insurance fee		1	—	—
Gains on guarantee contracts		27	22	16
Others		18,309	62,289	73,957

	￦	36,690	67,208	121,816

(3)	Other expenses for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023
		In millions of won
Compensation and indemnification expense	￦	663	36	34
Accretion expenses of other provisions		2,711	1,138	4,962
Depreciation expenses on investment properties		1,386	486	493
Depreciation expenses on idle assets		3,621	3,635	3,683
Other bad debt expense		49,372	6,400	40,683
Donations		152,456	131,037	169,748
Others		47,723	69,418	39,302

	￦	257,932	212,150	258,905

(4)	Details of “others” included in other expenses for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023
		In millions of won
Operating expenses related to the idle assets	￦	44	1,683	1,494
Research grants		109	562	174
Expenses related to farming and fishing village supports		17,065	11,272	13,249
Expenses related to Operating of a fitness center		6,948	8,370	8,921
Expenses on adjustment of research and development grants		2,241	260	388
Taxes and dues		119	31,985	1,935
Expenses on R&D supports		861	48	9
Others		20,336	15,238	13,132

	￦	47,723	69,418	39,302